UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21506

Name of Fund:  BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
Honeywell International, Inc. (a)	10,200	$1,063,962
Raytheon Co. (a)	66,761	7,293,639

		8,357,601
Air Freight & Logistics — 1.1%
FedEx Corp. (a)	47,751	7,900,403
Airlines — 1.7%
Southwest Airlines Co.	110,045	4,874,994
United Continental Holdings, Inc. (a)(b)	110,455	7,428,099

		12,303,093
Auto Components — 0.5%
Lear Corp. (a)	34,800	3,856,536
Banks — 11.7%
Bank of America Corp. (a)	1,110,488	17,090,410
Citigroup, Inc. (a)(c)	299,387	15,424,418
JPMorgan Chase & Co. (a)	329,165	19,940,816
SunTrust Banks, Inc. (a)	225,820	9,278,944
U.S. Bancorp. (a)	397,915	17,376,948
Wells Fargo & Co. (a)	62,026	3,374,214

		82,485,750
Beverages — 2.7%
Dr Pepper Snapple Group, Inc. (a)	145,155	11,391,764
Molson Coors Brewing Co., Class B	101,670	7,569,331

		18,961,095
Biotechnology — 1.9%
Amgen, Inc. (a)	82,780	13,232,383
Capital Markets — 1.2%
Atlas Mara Co-Nvest Ltd. (b)	75,047	525,329
The Goldman Sachs Group, Inc. (a)	40,323	7,579,514

		8,104,843
Chemicals — 0.3%
The Dow Chemical Co. (a)	48,902	2,346,318
Communications Equipment — 3.2%
Brocade Communications Systems, Inc. (a)	497,701	5,905,222
Cisco Systems, Inc. (a)	416,222	11,456,511
QUALCOMM, Inc. (a)	70,500	4,888,470

		22,250,203
Consumer Finance — 2.4%
Discover Financial Services (a)(c)	203,323	11,457,251
SLM Corp.	619,946	5,753,099

		17,210,350
Containers & Packaging — 0.7%
Packaging Corp. of America	64,543	5,046,617
Electronic Equipment, Instruments & Components — 0.5%
Zebra Technologies Corp., Class A (a)(b)	39,321	3,567,005
Energy Equipment & Services — 2.3%
Atwood Oceanics, Inc. (a)	73,135	2,055,825

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Halliburton Co. (a)	30,167	$1,323,728
Schlumberger Ltd. (a)	130,999	10,930,557
Weatherford International PLC (a)(b)	175,445	2,157,974

		16,468,084
Food & Staples Retailing — 4.1%
CVS Health Corp. (a)(c)	219,787	22,684,216
The Kroger Co. (a)	10,144	777,639
Wal-Mart Stores, Inc. (a)	64,434	5,299,697

		28,761,552
Food Products — 0.4%
Pilgrim’s Pride Corp. (a)(d)	46,778	1,056,715
Tyson Foods, Inc., Class A (a)	50,226	1,923,656

		2,980,371
Health Care Equipment & Supplies — 0.1%
Medtronic PLC (a)	9,440	736,226
Health Care Providers & Services — 14.4%
Aetna, Inc. (a)(c)	147,208	15,682,068
Centene Corp. (a)(b)	176,400	12,469,716
Cigna Corp. (a)	141,300	18,289,872
Express Scripts Holding Co. (a)(b)	78,700	6,828,799
Humana, Inc. (a)	5,318	946,710
Laboratory Corp. of America Holdings (a)(b)	66,089	8,333,162
McKesson Corp. (a)	42,111	9,525,508
UnitedHealth Group, Inc. (a)	172,920	20,454,707
Universal Health Services, Inc., Class B (a)	73,090	8,603,424

		101,133,966
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp. (a)	170,068	8,136,053
Las Vegas Sands Corp. (a)	63,060	3,470,822

		11,606,875
Industrial Conglomerates — 2.5%
3M Co. (a)	105,549	17,410,308
Insurance — 4.7%
The Allstate Corp.	112,630	8,015,877
American International Group, Inc. (a)	289,695	15,872,389
The Travelers Cos., Inc. (a)	81,748	8,839,411

		32,727,677
Internet & Catalog Retail — 0.5%
The Priceline Group, Inc. (a)(b)	2,784	3,240,994
Internet Software & Services — 3.9%
Facebook, Inc., Class A (a)(b)	118,811	9,768,046
Google, Inc., Class A (a)(b)	15,622	8,665,523
Google, Inc., Class C (a)(b)	15,996	8,765,808

		27,199,377
IT Services — 3.1%
Alliance Data Systems Corp. (a)(b)	4,628	1,371,045
Amdocs Ltd.	91,591	4,982,550

Portfolio Abbreviations
ADR	American Depositary Receipt	JPY	Japanese Yen	USD	U.S. Dollar
EUR	Euro	KRW	Korean Won

MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Cognizant Technology Solutions Corp., Class A (a)(b)	54,534	$3,402,376
DST Systems, Inc. (a)	13,536	1,498,571
MasterCard, Inc., Class A (a)	40,453	3,494,735
ServiceSource International, Inc. (b)	918,920	2,848,652
Total System Services, Inc.	103,151	3,935,211

		21,533,140
Machinery — 0.7%
Parker-Hannifin Corp. (a)	43,525	5,169,899
Media — 3.1%
Comcast Corp., Class A (a)	335,805	18,962,908
Omnicom Group, Inc. (a)	38,563	3,007,143

		21,970,051
Multiline Retail — 0.7%
Macy’s, Inc.	76,358	4,956,398
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	60,411	2,532,429
Oil, Gas & Consumable Fuels — 4.3%
BP PLC — ADR (a)(c)	200,430	7,838,817
Exxon Mobil Corp. (a)	26,826	2,280,210
Hess Corp. (a)	68,409	4,642,919
Marathon Petroleum Corp. (a)	32,522	3,329,928
PBF Energy, Inc., Class A	52,486	1,780,325
Suncor Energy, Inc. (a)	299,745	8,767,541
Tesoro Corp. (a)	21,244	1,939,365

		30,579,105
Paper & Forest Products — 0.7%
Domtar Corp.	98,685	4,561,221
Pharmaceuticals — 4.4%
Astrazeneca PLC — ADR (a)	103,068	7,052,943
Johnson & Johnson (a)	23,783	2,392,570
Merck & Co., Inc.	4,075	234,231
Pfizer, Inc. (a)	21,481	747,324
Shire PLC — ADR	28,175	6,741,996
Teva Pharmaceutical Industries Ltd. — ADR (a)	226,610	14,117,803

		31,286,867
Road & Rail — 0.9%
Norfolk Southern Corp. (a)	43,328	4,459,318
Union Pacific Corp. (a)	17,952	1,944,381

		6,403,699
Semiconductors & Semiconductor Equipment — 4.1%
Intel Corp. (a)	433,755	13,563,519
Micron Technology, Inc. (a)(b)	457,900	12,422,827
NVIDIA Corp. (a)	141,500	2,960,887

		28,947,233
Software — 2.1%
Microsoft Corp. (a)	223,005	9,066,268
Oracle Corp. (a)	136,525	5,891,054

		14,957,322

Common Stocks	Shares	Value
Specialty Retail — 5.0%
The Home Depot, Inc. (a)	97,749	$11,105,264
Lowe’s Cos., Inc. (a)	248,449	18,482,121
Ross Stores, Inc.	55,295	5,825,881

		35,413,266
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc. (a)	80,127	9,970,203
EMC Corp. (a)	359,272	9,182,992
Hewlett-Packard Co. (a)	222,589	6,935,873
Western Digital Corp. (a)	132,710	12,077,937

		38,167,005
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp. (a)(b)	23,274	1,695,976
Fossil Group, Inc. (a)(b)	31,095	2,563,783

		4,259,759

Investment Companies
Utilities Select Sector SPDR Fund	24,000	1,066,320
Total Investment Companies — 0.2%		1,066,320

Warrants (e)
Capital Markets — 0.0%
Atlas Mara Co-Nvest Ltd., Expires 12/17/17	180,000	90,000
Total Long-Term Investments (Cost — $683,507,650) — 99.4%		699,781,341

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (f)(g)	5,833,475	5,833,475
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (f)(g)(h)	$211	211,200
Total Short-Term Securities (Cost — $6,044,675) — 0.9%		6,044,675
Total Investments Before Options Written (Cost — $689,552,325*) — 100.3%		705,826,016

Options Written
(Premiums Received — $6,332,521) — (0.7)%		(4,814,155)
Total Investments Net of Options Written — 99.6%		701,011,861
Other Assets Less Liabilities — 0.4%		3,026,582

Net Assets — 100.0%		$704,038,443

2	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$711,298,209

Gross unrealized appreciation	$34,375,134
Gross unrealized depreciation	(39,847,327)

Net unrealized depreciation	$(5,472,193)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Security, or a portion of security, is on loan.

(e)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(f)	Represents the current yield as of report date.

(g)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Net Activity	Shares/ Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,879,452	3,954,023	5,833,475	$1,624
BlackRock Liquidity Series, LLC Money Market Series	$673,750	$(462,550)	$211,200	$6,397

(h)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ Depreciation
EUR	3,805,000	USD	4,257,928	BNP Paribas S.A.	4/22/15	$(165,360)
EUR	14,567,104	USD	16,312,130	State Street Bank and Trust Co.	4/22/15	(644,095)
JPY	848,852,000	USD	7,067,371	BNP Paribas S.A.	4/22/15	12,720
JPY	384,253,022	USD	3,183,860	BNP Paribas S.A.	4/22/15	21,111
JPY	2,088,462,000	USD	17,392,197	Citigroup Global Markets, Inc.	4/22/15	27,211
JPY	561,351,000	USD	4,692,432	Citigroup Global Markets, Inc.	4/22/15	(10,326)
JPY	496,836,000	USD	4,154,217	Standard Chartered Bank	4/22/15	(10,215)
KRW	11,602,279,280	USD	10,525,519	Standard Chartered Bank	4/22/15	(75,775)
KRW	10,500,000,000	USD	9,550,664	Standard Chartered Bank	4/22/15	(93,702)
USD	701,738	EUR	637,757	Citigroup Global Markets, Inc.	4/22/15	15,781
USD	16,743,065	EUR	14,498,371	HSBC Securities (USA), Inc.	4/22/15	1,148,958
USD	3,666,173	EUR	3,235,976	The Bank of New York Mellon	4/22/15	185,633
USD	37,316,805	JPY	4,379,754,022	HSBC Securities (USA), Inc.	4/22/15	786,228
USD	16,374,574	KRW	17,716,470,263	Standard Chartered Bank	4/22/15	418,005
USD	4,030,273	KRW	4,385,809,017	UBS Securities LLC	4/22/15	80,137
Total						$1,696,311

•	As of March 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Apple, Inc.	Call	USD	135.00	4/02/15	133	$(133)
Citigroup, Inc.	Call	USD	53.00	4/02/15	808	(1,212)

MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

As of March 31, 2015, exchange-traded options written were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Google, Inc., Class A	Call	USD	565.00	4/02/15	19	$(855)
Johnson & Johnson	Call	USD	104.00	4/02/15	118	(118)
Micron Technology, Inc.	Call	USD	31.50	4/02/15	800	(2,000)
Pfizer, Inc.	Call	USD	35.00	4/02/15	133	(1,264)
Tesoro Corp.	Call	USD	94.50	4/02/15	55	(1,265)
U.S. Bancorp.	Call	USD	45.50	4/02/15	1,000	(6,000)
Weatherford International PLC	Call	USD	13.50	4/02/15	440	(440)
Wells Fargo & Co.	Call	USD	56.00	4/02/15	310	(1,550)
Western Digital Corp.	Call	USD	111.00	4/02/15	245	(735)
American International Group, Inc.	Call	USD	56.50	4/06/15	975	(5,850)
JPMorgan Chase & Co.	Call	USD	60.50	4/06/15	150	(3,450)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	57.50	4/06/15	575	(273,125)
3M Co.	Call	USD	167.50	4/10/15	65	(4,225)
Aetna, Inc.	Call	USD	100.00	4/10/15	32	(23,520)
Amgen, Inc.	Call	USD	162.50	4/10/15	414	(64,998)
Apple, Inc.	Call	USD	127.00	4/10/15	130	(11,570)
Astrazeneca PLC — ADR	Call	USD	67.00	4/10/15	515	(96,563)
Bank of America Corp.	Call	USD	16.00	4/10/15	2,780	(8,340)
BP PLC — ADR	Call	USD	42.00	4/10/15	1,003	(2,508)
Brocade Communications Systems, Inc.	Call	USD	12.75	4/10/15	1,395	(2,415)
Cisco Systems, Inc.	Call	USD	31.00	4/10/15	1,042	(2,084)
Cognizant Technology Solutions Corp., Class A	Call	USD	63.00	4/10/15	90	(5,175)
CVS Health Corp.	Call	USD	103.00	4/10/15	1,100	(132,000)
Deckers Outdoor Corp.	Call	USD	75.00	4/10/15	115	(5,462)
Discover Financial Services	Call	USD	59.50	4/10/15	113	(1,695)
Discover Financial Services	Call	USD	60.50	4/10/15	112	(1,680)
Discover Financial Services	Call	USD	61.50	4/10/15	219	(3,285)
The Dow Chemical Co.	Call	USD	50.00	4/10/15	280	(2,100)
DST Systems, Inc.	Call	USD	107.51	4/10/15	66	(22,625)
EMC Corp.	Call	USD	29.00	4/10/15	899	(4,495)
Facebook, Inc., Class A	Call	USD	81.50	4/10/15	326	(51,508)
FedEx Corp.	Call	USD	177.50	4/10/15	238	(2,142)
Fossil Group, Inc.	Call	USD	87.00	4/10/15	155	(2,325)
Google, Inc., Class A	Call	USD	585.00	4/10/15	10	(275)
Google, Inc., Class C	Call	USD	562.50	4/10/15	29	(5,220)
Halliburton Co.	Call	USD	43.50	4/10/15	180	(17,100)
Hewlett-Packard Co.	Call	USD	35.00	4/10/15	420	(420)
Intel Corp.	Call	USD	35.00	4/10/15	724	(2,896)
Medtronic PLC	Call	USD	79.00	4/10/15	42	(1,869)
Micron Technology, Inc.	Call	USD	29.50	4/10/15	160	(4,400)
Micron Technology, Inc.	Call	USD	31.50	4/10/15	800	(4,800)
Microsoft Corp.	Call	USD	45.00	4/10/15	370	(740)
NVIDIA Corp.	Call	USD	23.50	4/10/15	120	(540)
QUALCOMM, Inc.	Call	USD	72.50	4/10/15	73	(548)
Tesoro Corp.	Call	USD	96.00	4/10/15	55	(2,942)
U.S. Bancorp.	Call	USD	45.00	4/10/15	188	(940)
U.S. Bancorp.	Call	USD	45.50	4/10/15	250	(1,750)
Union Pacific Corp.	Call	USD	121.00	4/10/15	89	(1,157)
United Continental Holdings, Inc.	Call	USD	69.50	4/10/15	138	(10,902)
United Continental Holdings, Inc.	Call	USD	70.50	4/10/15	137	(7,398)
Western Digital Corp.	Call	USD	103.00	4/10/15	315	(2,992)
3M Co.	Call	USD	173.25	4/17/15	460	(6,776)
Aetna, Inc.	Call	USD	105.00	4/17/15	60	(16,110)
Alliance Data Systems Corp.	Call	USD	290.00	4/17/15	23	(25,875)
Apple, Inc.	Call	USD	127.00	4/17/15	40	(6,060)
Atwood Oceanics, Inc.	Call	USD	30.00	4/17/15	285	(13,538)
Bank of America Corp.	Call	USD	16.00	4/17/15	2,780	(23,630)
Brocade Communications Systems, Inc.	Call	USD	13.00	4/17/15	1,395	(7,673)
Carnival Corp.	Call	USD	45.00	4/17/15	375	(113,438)
Carnival Corp.	Call	USD	46.00	4/17/15	333	(71,595)
Centene Corp.	Call	USD	62.50	4/17/15	614	(503,480)
Centene Corp.	Call	USD	65.00	4/17/15	285	(163,875)

4	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

As of March 31, 2015, exchange-traded options written were as follows: (continued)
Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Cigna Corp.	Call	USD	125.00	4/17/15	710	$(415,350)
Citigroup, Inc.	Call	USD	52.50	4/17/15	158	(9,796)
Citigroup, Inc.	Call	USD	55.00	4/17/15	220	(2,200)
Cognizant Technology Solutions Corp., Class A	Call	USD	62.50	4/17/15	200	(20,500)
Comcast Corp., Class A	Call	USD	60.00	4/17/15	840	(9,240)
Discover Financial Services	Call	USD	60.00	4/17/15	169	(2,535)
Discover Financial Services	Call	USD	60.75	4/17/15	360	(2,082)
Dr Pepper Snapple Group, Inc.	Call	USD	80.00	4/17/15	726	(41,745)
Facebook, Inc., Class A	Call	USD	82.50	4/17/15	268	(40,870)
The Goldman Sachs Group, Inc.	Call	USD	195.00	4/17/15	100	(8,750)
Google, Inc., Class A	Call	USD	570.00	4/17/15	49	(31,360)
Google, Inc., Class C	Call	USD	545.00	4/17/15	41	(58,835)
Google, Inc., Class C	Call	USD	560.00	4/17/15	10	(7,400)
Halliburton Co.	Call	USD	44.00	4/17/15	120	(10,740)
Hess Corp.	Call	USD	75.00	4/17/15	200	(1,300)
Hewlett-Packard Co.	Call	USD	35.00	4/17/15	420	(840)
The Home Depot, Inc.	Call	USD	120.00	4/17/15	230	(4,140)
Humana, Inc.	Call	USD	170.00	4/17/15	40	(41,600)
Intel Corp.	Call	USD	33.00	4/17/15	543	(17,919)
JPMorgan Chase & Co.	Call	USD	62.50	4/17/15	640	(17,600)
The Kroger Co.	Call	USD	77.50	4/17/15	51	(4,335)
Laboratory Corp. of America Holdings	Call	USD	125.00	4/17/15	340	(93,500)
Las Vegas Sands Corp.	Call	USD	57.50	4/17/15	160	(9,040)
Lear Corp.	Call	USD	115.00	4/17/15	50	(2,875)
Lowe’s Cos., Inc.	Call	USD	75.00	4/17/15	1,350	(134,325)
Marathon Petroleum Corp.	Call	USD	110.00	4/17/15	200	(8,000)
MasterCard, Inc., Class A	Call	USD	90.00	4/17/15	152	(4,484)
McKesson Corp.	Call	USD	230.00	4/17/15	105	(19,688)
Microsoft Corp.	Call	USD	45.00	4/17/15	375	(563)
Norfolk Southern Corp.	Call	USD	110.00	4/17/15	170	(1,274)
NVIDIA Corp.	Call	USD	24.00	4/17/15	135	(675)
Omnicom Group, Inc.	Call	USD	80.00	4/17/15	200	(8,500)
Oracle Corp.	Call	USD	44.00	4/17/15	265	(6,492)
Parker-Hannifin Corp.	Call	USD	125.00	4/17/15	110	(2,750)
Pilgrim’s Pride Corp.	Call	USD	28.00	4/17/15	150	(1,500)
Pilgrim’s Pride Corp.	Call	USD	29.00	4/17/15	83	(830)
Raytheon Co.	Call	USD	110.00	4/17/15	170	(23,460)
Suncor Energy, Inc.	Call	USD	32.00	4/17/15	275	(1,512)
SunTrust Banks, Inc.	Call	USD	42.00	4/17/15	1,135	(32,348)
The Travelers Cos., Inc.	Call	USD	110.00	4/17/15	430	(21,500)
Tyson Foods, Inc., Class A	Call	USD	43.00	4/17/15	125	(1,250)
United Continental Holdings, Inc.	Call	USD	72.50	4/17/15	350	(18,200)
Universal Health Services, Inc., Class B	Call	USD	120.00	4/17/15	366	(49,410)
Utilities Select Sector SPDR Fund	Call	USD	45.00	4/17/15	120	(4,740)
Western Digital Corp.	Call	USD	105.00	4/17/15	101	(1,262)
Zebra Technologies Corp., Class A	Call	USD	95.00	4/17/15	196	(9,310)
Aetna, Inc.	Call	USD	110.00	4/24/15	322	(29,945)
American International Group, Inc.	Call	USD	56.00	4/24/15	150	(6,300)
Exxon Mobil Corp.	Call	USD	87.00	4/24/15	68	(4,148)
Intel Corp.	Call	USD	32.00	4/24/15	200	(14,800)
Schlumberger Ltd.	Call	USD	86.00	4/24/15	152	(14,440)
Schlumberger Ltd.	Call	USD	87.00	4/24/15	175	(11,638)
Suncor Energy, Inc.	Call	USD	30.50	4/24/15	250	(9,875)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	62.00	4/24/15	279	(50,220)
Wal-Mart Stores, Inc.	Call	USD	85.00	4/24/15	49	(2,328)
3M Co.	Call	USD	162.50	5/01/15	33	(16,995)
Aetna, Inc.	Call	USD	111.00	5/01/15	322	(42,182)
American International Group, Inc.	Call	USD	56.00	5/01/15	325	(18,362)
Apple, Inc.	Call	USD	133.00	5/01/15	98	(16,366)
Cisco Systems, Inc.	Call	USD	27.50	5/01/15	250	(15,875)
Citigroup, Inc.	Call	USD	54.00	5/01/15	311	(12,906)

MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

As of March 31, 2015, exchange-traded options written were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Express Scripts Holding Co.	Call	USD	86.50	5/01/15	148	$(47,212)
JPMorgan Chase & Co.	Call	USD	62.50	5/01/15	198	(9,801)
MasterCard, Inc., Class A	Call	USD	90.00	5/01/15	50	(4,975)
Oracle Corp.	Call	USD	43.50	5/01/15	145	(9,715)
Schlumberger Ltd.	Call	USD	86.50	5/01/15	175	(17,850)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	62.00	5/01/15	279	(58,311)
Weatherford International PLC	Call	USD	13.00	5/01/15	440	(15,620)
The Goldman Sachs Group, Inc.	Call	USD	195.00	5/07/15	100	(20,894)
Cisco Systems, Inc.	Call	USD	27.50	5/08/15	250	(17,375)
JPMorgan Chase & Co.	Call	USD	60.00	5/08/15	460	(79,350)
Microsoft Corp.	Call	USD	43.50	5/08/15	371	(10,388)
Oracle Corp.	Call	USD	43.50	5/08/15	145	(11,310)
Wal-Mart Stores, Inc.	Call	USD	84.50	5/08/15	225	(17,775)
Honeywell International, Inc.	Call	USD	104.00	5/11/15	50	(14,412)
Carnival Corp.	Call	USD	48.00	5/15/15	150	(21,000)
Comcast Corp., Class A	Call	USD	60.00	5/15/15	840	(54,600)
Express Scripts Holding Co.	Call	USD	85.00	5/15/15	98	(41,650)
Express Scripts Holding Co.	Call	USD	87.50	5/15/15	148	(42,254)
Exxon Mobil Corp.	Call	USD	87.50	5/15/15	68	(6,324)
The Home Depot, Inc.	Call	USD	120.00	5/15/15	258	(22,962)
JPMorgan Chase & Co.	Call	USD	62.50	5/15/15	198	(14,256)
Las Vegas Sands Corp.	Call	USD	60.00	5/15/15	160	(11,600)
Lear Corp.	Call	USD	114.25	5/15/15	120	(26,897)
McKesson Corp.	Call	USD	230.00	5/15/15	105	(51,975)
NVIDIA Corp.	Call	USD	24.00	5/15/15	300	(5,700)
Oracle Corp.	Call	USD	44.00	5/15/15	128	(7,936)
Parker-Hannifin Corp.	Call	USD	125.00	5/15/15	110	(16,775)
The Priceline Group, Inc.	Call	USD	1,210.00	5/15/15	14	(38,780)
Raytheon Co.	Call	USD	110.00	5/15/15	170	(44,965)
Schlumberger Ltd.	Call	USD	87.50	5/15/15	152	(16,720)
UnitedHealth Group, Inc.	Call	USD	125.00	5/15/15	864	(125,280)
Wal-Mart Stores, Inc.	Call	USD	85.00	5/15/15	48	(3,551)
Total						$(4,128,869)

•	As of March 31, 2015, over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Amdocs Ltd.	Deutsche Bank AG	Call	USD	52.65	4/10/15	45,800	$(96,438)
Total System Services, Inc.	Morgan Stanley & Co. International PLC	Call	USD	39.02	4/10/15	51,600	(18,118)
Domtar Corp.	Morgan Stanley & Co. International PLC	Call	USD	46.41	4/15/15	25,000	(26,861)
Public Service Enterprise Group, Inc.	Deutsche Bank AG	Call	USD	41.87	4/15/15	30,000	(25,682)
Ross Stores, Inc.	Deutsche Bank AG	Call	USD	107.25	4/15/15	30,000	(26,204)
SLM Corp.	UBS AG	Call	USD	9.65	4/15/15	156,000	(7,764)
Domtar Corp.	Morgan Stanley & Co. International PLC	Call	USD	46.87	4/22/15	25,000	(28,295)
Macy’s, Inc.	Goldman Sachs International	Call	USD	64.93	4/22/15	19,000	(21,958)
Packaging Corp. of America	Deutsche Bank AG	Call	USD	83.18	4/27/15	16,000	(7,929)
SLM Corp.	UBS AG	Call	USD	9.74	4/29/15	156,000	(12,767)
Southwest Airlines Co.	Morgan Stanley & Co. International PLC	Call	USD	45.11	4/29/15	27,000	(26,831)
Molson Coors Brewing Co., Class B	Citibank N.A.	Call	USD	77.04	4/30/15	25,000	(45,760)
PBF Energy, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	32.80	5/01/15	26,200	(51,227)
Tyson Foods, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	40.60	5/06/15	12,600	(6,222)
The Allstate Corp.	Morgan Stanley & Co. International PLC	Call	USD	71.26	5/07/15	56,400	(75,885)
Norfolk Southern Corp.	Deutsche Bank AG	Call	USD	111.25	5/08/15	17,000	(3,517)
Macy’s, Inc.	Goldman Sachs International	Call	USD	64.93	5/12/15	19,000	(37,413)
Shire PLC — ADR	Citibank N.A.	Call	USD	255.19	5/12/15	14,000	(50,496)
Molson Coors Brewing Co., Class B	Citibank N.A.	Call	USD	77.04	5/14/15	25,000	(61,305)
Southwest Airlines Co.	Morgan Stanley & Co. International PLC	Call	USD	45.11	5/19/15	27,000	(37,726)
Packaging Corp. of America	Deutsche Bank AG	Call	USD	83.18	5/21/15	16,000	(16,888)
Total							$(685,286)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in

6	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$8,357,601	—	—	$8,357,601
Air Freight & Logistics	7,900,403	—	—	7,900,403
Airlines	12,303,093	—	—	12,303,093
Auto Components	3,856,536	—	—	3,856,536
Banks	82,485,750	—	—	82,485,750
Beverages	18,961,095	—	—	18,961,095
Biotechnology	13,232,383	—	—	13,232,383
Capital Markets	8,104,843	—	—	8,104,843
Chemicals	2,346,318	—	—	2,346,318
Communications Equipment	22,250,203	—	—	22,250,203
Consumer Finance	17,210,350	—	—	17,210,350
Containers & Packaging	5,046,617	—	—	5,046,617
Electronic Equipment, Instruments & Components	3,567,005	—	—	3,567,005
Energy Equipment & Services	16,468,084	—	—	16,468,084
Food & Staples Retailing	28,761,552	—	—	28,761,552
Food Products	2,980,371	—	—	2,980,371
Health Care Equipment & Supplies	736,226	—	—	736,226
Health Care Providers & Services	101,133,966	—	—	101,133,966
Hotels, Restaurants & Leisure	11,606,875	—	—	11,606,875
Industrial Conglomerates	17,410,308	—	—	17,410,308
Insurance	32,727,677	—	—	32,727,677
Internet & Catalog Retail	3,240,994	—	—	3,240,994
Internet Software & Services	27,199,377	—	—	27,199,377
IT Services	21,533,140	—	—	21,533,140
Machinery	5,169,899	—	—	5,169,899
Media	21,970,051	—	—	21,970,051
Multiline Retail	4,956,398	—	—	4,956,398
Multi-Utilities	2,532,429	—	—	2,532,429
Oil, Gas & Consumable Fuels	30,579,105	—	—	30,579,105
Paper & Forest Products	4,561,221	—	—	4,561,221
Pharmaceuticals	31,286,867	—	—	31,286,867
Road & Rail	6,403,699	—	—	6,403,699
Semiconductors & Semiconductor Equipment	28,947,233	—	—	28,947,233
Software	14,957,322	—	—	14,957,322
Specialty Retail	35,413,266	—	—	35,413,266
Technology Hardware, Storage & Peripherals	38,167,005	—	—	38,167,005
Textiles, Apparel & Luxury Goods	4,259,759	—	—	4,259,759
Investment Companies	1,066,320	—	—	1,066,320
Warrants	—	$90,000	—	90,000
Short-Term Securities	5,833,475	211,200	—	6,044,675

Total	$705,524,816	$301,200	—	$705,826,016

MARCH 31, 2015	7

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$2,695,784	—	$2,695,784
Liabilities:
Equity contracts	$(4,032,769)	(781,386)	—	(4,814,155)
Forward foreign currency exchange contracts	—	(999,473)	—	(999,473)

Total	$(4,032,769)	$914,925	—	$(3,117,844)

[1]    Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for OTC derivatives	$100,000	—	—	$100,000
Liabilities:
Bank overdraft	—	$(196)	—	(196)
Bank overdraft on foreign currency at value	—	(14,031)	—	(14,031)
Collateral on securities loaned at value	—	(211,200)	—	(211,200)

Total	$100,000	$(225,427)	—	$(125,427)

During the period ended March 31, 2015, there were no transfers between levels.

8	MARCH 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: May 22, 2015